UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07264
Investment Company Act File Number
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
China — 63.6%
Commercial Banks — 5.7%
China Construction Bank, Class H	8,473,000	$7,648,693
Industrial & Commercial Bank of China, Ltd., Class H	8,865,000	6,870,735

		$14,519,428

Communications Equipment — 1.9%
O-Net Communications Group, Ltd.(1)	6,519,000	$4,904,349

		$4,904,349

Computers & Peripherals — 1.5%
Lenovo Group, Ltd.	5,552,000	$3,682,897

		$3,682,897

Construction Materials — 3.2%
Anhui Conch Cement Co., Ltd., Class H	1,040,000	$4,396,877
BBMG Corp., Class H	2,607,000	3,737,918

		$8,134,795

Diversified Consumer Services — 1.2%
New Oriental Education & Technology Group Inc. ADR(1)	24,800	$2,623,840
TAL Education Group ADR(1)	27,860	445,760

		$3,069,600

Diversified Financial Services — 1.3%
China Everbright, Ltd.	1,398,000	$3,278,808

		$3,278,808

Diversified Telecommunication Services — 0.9%
CITIC Telecom International Holdings, Ltd.	6,781,000	$2,220,956

		$2,220,956

Electrical Equipment — 1.6%
Dongfang Electric Corp., Ltd., Class H	834,600	$4,120,065

		$4,120,065

Electronic Equipment, Instruments & Components — 1.2%
Digital China Holdings, Ltd.	1,487,000	$3,018,108

		$3,018,108

Energy Equipment & Services — 1.9%
China Oilfield Services, Ltd., Class H	2,730,000	$4,956,963

		$4,956,963

Food & Staples Retailing — 1.6%
China Resources Enterprise, Ltd.	968,000	$4,063,589

		$4,063,589

Food Products — 3.7%
China Mengniu Dairy Co., Ltd.	437,000	$1,244,676
China Minzhong Food Corp., Ltd.(1)	4,522,000	4,657,439
China Yurun Food Group, Ltd.	1,000,000	3,553,451

		$9,455,566

Health Care Equipment & Supplies — 1.2%
China Kanghui Holdings, Inc. ADR(1)	148,400	$3,077,816

		$3,077,816

Security	Shares	Value
Health Care Providers & Services — 0.8%
Sinopharm Group Co., Ltd., Class H	560,800	$2,039,984

		$2,039,984

Household Durables — 1.0%
Skyworth Digital Holdings, Ltd.	4,926,520	$2,592,315

		$2,592,315

Household Products — 1.1%
Vinda International Holdings, Ltd.	2,547,000	$2,827,721

		$2,827,721

Industrial Conglomerates — 1.1%
Beijing Enterprises Holdings, Ltd.	441,500	$2,777,293

		$2,777,293

Insurance — 3.6%
China Life Insurance Co., Ltd., Class H	935,000	$3,991,829
Ping An Insurance (Group) Co. of China, Ltd., Class H	448,000	5,196,973

		$9,188,802

Internet Software & Services — 1.7%
Tencent Holdings, Ltd.	200,800	$4,419,061

		$4,419,061

Leisure Equipment & Products — 0.1%
Goodbaby International Holdings, Ltd.(1)	185,000	$139,373

		$139,373

Machinery — 4.8%
China Rongsheng Heavy Industries Group Holdings, Ltd.(1)	2,852,000	$2,791,362
Lonking Holdings, Ltd.	7,628,000	5,008,202
Sany Heavy Equipment International Holdings Co., Ltd.	2,846,000	4,541,587

		$12,341,151

Marine — 1.0%
Orient Overseas (International), Ltd.	267,000	$2,582,505

		$2,582,505

Media — 1.1%
Focus Media Holding, Ltd. ADR(1)	121,600	$2,836,928

		$2,836,928

Metals & Mining — 1.5%
Real Gold Mining, Ltd.(1)	2,073,000	$3,774,182

		$3,774,182

Oil, Gas & Consumable Fuels — 4.7%
China Shenhua Energy Co., Ltd., Class H	927,500	$3,902,558
CNOOC, Ltd.	3,802,000	8,182,450

		$12,085,008

Paper & Forest Products — 1.5%
Nine Dragons Paper Holdings, Ltd.	2,557,000	$3,840,977

		$3,840,977

Real Estate Management & Development — 2.4%
China Overseas Land & Investment, Ltd.	1,949,040	$3,727,753
Longfor Properties Co., Ltd.	1,853,000	2,430,566

		$6,158,319

Specialty Retail — 1.7%
Belle International Holdings, Ltd.	2,318,000	$4,248,426

		$4,248,426

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.8%
Bosideng International Holdings, Ltd.	11,116,000	$5,766,652
Daphne International Holdings, Ltd.	1,424,000	1,621,169
Ports Design, Ltd.	1,542,500	4,757,678

		$12,145,499

Wireless Telecommunication Services — 3.8%
China Mobile, Ltd.	971,500	$9,653,181

		$9,653,181

Total China (identified cost $126,641,828)		$162,153,665

Hong Kong — 18.4%
Capital Markets — 1.6%
Guotai Junan International Holdings, Ltd.	6,582,000	$4,077,143

		$4,077,143

Chemicals — 1.4%
Huabao International Holdings, Ltd.	2,216,000	$3,503,593

		$3,503,593

Commercial Banks — 3.4%
BOC Hong Kong Holdings, Ltd.	2,552,000	$8,722,376

		$8,722,376

Distributors — 2.5%
Li & Fung, Ltd.	1,032,000	$6,421,549

		$6,421,549

Diversified Financial Services — 1.4%
Hong Kong Exchanges and Clearing, Ltd.	152,400	$3,465,075

		$3,465,075

Industrial Conglomerates — 1.4%
Hutchison Whampoa, Ltd.	365,000	$3,636,026

		$3,636,026

Insurance — 1.5%
AIA Group, Ltd.(1)	1,280,600	$3,694,149

		$3,694,149

Real Estate Management & Development — 4.2%
Cheung Kong (Holdings), Ltd.	278,000	$4,094,998
Kerry Properties, Ltd.	273,500	1,369,241
Sun Hung Kai Properties, Ltd.	325,331	5,331,309

		$10,795,548

Textiles, Apparel & Luxury Goods — 1.0%
Texwinca Holdings, Ltd.	2,270,000	$2,651,015

		$2,651,015

Total Hong Kong (identified cost $39,440,510)		$46,966,474

Singapore — 0.5%
Real Estate Management & Development — 0.5%
Hongkong Land Holdings, Ltd.	180,000	$1,220,221

		$1,220,221

Total Singapore (identified cost $1,258,836)		$1,220,221

Security	Shares	Value
Taiwan — 16.7%
Chemicals — 3.6%
Formosa Plastics Corp.	1,562,000	$4,644,294
Taiwan Fertilizer Co., Ltd.	1,238,000	4,459,279

		$9,103,573

Computers & Peripherals — 1.7%
Acer, Inc.	1,470,679	$4,332,660

		$4,332,660

Diversified Telecommunication Services — 2.1%
Chunghwa Telecom Co., Ltd.	2,230,654	$5,404,837

		$5,404,837

Electronic Equipment, Instruments & Components — 4.0%
Hon Hai Precision Industry Co., Ltd.	1,350,800	$4,798,780
Synnex Technology International Corp.	2,208,357	5,520,664

		$10,319,444

Food Products — 1.1%
Uni-President Enterprises Corp.	1,961,000	$2,707,363

		$2,707,363

Marine — 1.0%
First Steamship Co., Ltd.	1,095,000	$2,548,519

		$2,548,519

Semiconductors & Semiconductor Equipment — 3.2%
Powertech Technology, Inc.	784,000	$2,477,896
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,774,832

		$8,252,728

Total Taiwan (identified cost $38,559,762)		$42,669,124

Total Common Stocks (identified cost $205,900,936)		$253,009,484

Rights — 0.1%

Security	Shares	Value
China — 0.1%
Commercial Banks — 0.1%
China Construction Bank, Class H, Exp. 12/8/10	593,110	$197,064
Industrial & Commercial Bank of China, Ltd., Class H, Exp. 12/16/10	398,925	131,004

		$328,068

Total China (identified cost $0)		$328,068

Total Rights (identified cost $0)		$328,068

Short-Term Investments — 0.7%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/10	$1,853	$1,852,515

Total Short-Term Investments (identified cost $1,852,515)		$1,852,515

Total Investments — 100.0% (identified cost $207,753,451)		$255,190,067

Other Assets, Less Liabilities — (0.00)%(2)		$(81,088)

Net Assets — 100.0%		$255,108,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$208,171,705

Gross unrealized appreciation	$54,513,607
Gross unrealized depreciation	(7,495,245)

Net unrealized appreciation	$47,018,362

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$5,906,528	$28,198,178		$—	$34,104,706
Consumer Staples	—	19,054,240		—	19,054,240
Energy	—	17,041,970		—	17,041,970
Financials	—	65,119,869		—	65,119,869
Health Care	3,077,816	2,039,984		—	5,117,800
Industrials	—	28,005,558		—	28,005,558
Information Technology	—	38,929,247		—	38,929,247
Materials	—	28,357,120		—	28,357,120
Telecommunication Services	—	17,278,974		—	17,278,974

Total Common Stocks	$8,984,344	$244,025,140	*	$—	$253,009,484

Rights	$328,068	$—		$—	$328,068
Short-Term Investments	—	1,852,515		—	1,852,515

Total Investments	$9,312,412	$245,877,655		$—	$255,190,067

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President
Date: January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President
Date: January 24, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: January 24, 2011